1

                                EXETER FUND, INC.
                                  (THE "FUND")

                   SUPPLEMENT DATED DECEMBER 20, 2005, TO THE
   FUND'S STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") DATED MARCH 1, 2005
                           AS AMENDED ON APRIL 6, 2005


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.
    ________________________________________________________________________

The SAI is hereby amended as follows:

On the cover page, the first paragraph is deleted and replaced by the following:

This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectus for each of the following series of Exeter Fund, Inc. (the "Fund"): Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, and Overseas Series (each a "series"), copies of which may be obtained from Exeter Asset Management, PO Box 805, Fairport, NY 14450. This SAI relates to the Class A, B, C, D and E Shares of the Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, and Tax Managed Series.

                   -------------------------------------------

The following paragraph is added to the "Fixed Income Investments" section immediately following the sub-section entitled "Mortgage-Backed Securities":

MORTGAGE DOLLAR ROLLS - Mortgage dollar rolls are transactions in which a Series sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. A mortgage dollar roll program may be structured to simulate an investment in mortgage-backed securities at a potentially lower cost, or with potential reduced administrative burdens, than directly holding mortgage-backed securities. A mortgage dollar roll can be viewed as a collateralized borrowing in which a Series pledges a mortgage-backed security to a counterparty to obtain cash. The counterparty with which a Series enters into a mortgage dollar roll transaction is not required to return the same securities as those originally sold by the Series, but rather only securities which are "substantially identical." To be considered substantially identical, the securities returned to the Series generally must be of the same type, coupon, and maturity. If the broker-dealer to whom a Series sells the securities becomes insolvent, the Series' right to repurchase the securities may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the securities may change adversely over the term of the mortgage dollar roll and that the securities a Series is required to repurchase may be worth less than the securities that the Series originally held. To avoid senior security concerns, a Series will "cover" any mortgage dollar roll as required by the 1940 Act.

                      ------------------------------------

The "Investment Companies" subsection under "Other Investment Policies" is amended by adding the following as the last paragraph:

The Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Overseas Series, and Equity Series may invest in iShares(R) Funds, which are ETFs issued by iShares Trust and iShares, Inc. Pursuant to an exemptive order issued to iShares(R) and procedures adopted by the Fund's Board of Directors, these Series may invest in an iShares(R) Fund beyond the limits set forth in section 12(d)(1) of the 1940 Act, subject to certain terms and conditions. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in a Series.

            --------------------------------------------------------

  In the table of information regarding the Fund's Directors and Officers, which is located in the "Management" section, the information included in the "Address" row for each Director and Officer is deleted and replaced by the following:

ADDRESS:             c/o Manning & Napier Advisors, Inc.
                     290 Woodcliff Dr.
                     Fairport, NY 14450


                     ---------------------------------------

The second paragraph in the "Proxy Voting Policy" section is deleted and replaced by the following:

The Fund is required to disclose annually the Fund's complete proxy voting record on Form N-PX. The Fund's proxy voting record for the most recent 12 month period ended June 30th is available upon request by calling 1-800-466-3863 or by writing to the Fund at Exeter Fund, Inc., PO Box 805, Fairport, NY 14450. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.
                                                                    -----------

            ---------------------------------------------------------

The second paragraph in the section entitled "The Advisor" is deleted and replaced by the following:

The Fund pays the Advisor for the services performed a fee at the annual rate of: 1.00% of the Fund's daily net assets for the Pro-Blend Maximum Term Series, Tax Managed Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Equity Series, and Overseas Series and 0.80% for the Pro-Blend Conservative Term Series. Effective January 1, 2006, the Fund will pay the Advisor a fee at the annual rate of 0.70% for the Overseas Series. As described below, the Advisor is separately compensated for acting as transfer agent and accounting services agent for the series.

In addition, the fourth paragraph in the section entitled "The Advisor" is deleted and replaced by the following:

Pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to waive fees and reimburse expenses so that the series' total operating expenses, exclusive of distribution and service fees, do not exceed 1.00% for the Pro-Blend Conservative Term Series; 1.20% for the Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, and the Tax Managed Series; and 1.05% for the Equity Series and the Overseas Series. This agreement will remain in effect until at least February 28, 2006 and may be extended. Effective January 1, 2006, the Advisor has contractually agreed to waive fees and reimburse expenses so that the Overseas Series' total operating expenses, exclusive of distribution and service fees, do not exceed 0.95%. This agreement will remain in effect until at least February 28, 2007 and may be extended. In addition, the Advisor will voluntarily waive fees and reimburse expenses during the current fiscal year in order to limit total operating expenses, exclusive of distribution and service fees, to 1.17% of the average net assets of the Pro-Blend Extended Term Series. The Advisor may change or eliminate all or part of its voluntary waiver at any time.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                EXETER FUND, INC.

                                 OVERSEAS SERIES


                   SUPPLEMENT DATED DECEMBER 20, 2005, TO THE
                         PROSPECTUS DATED MARCH 1, 2005


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
    ________________________________________________________________________

The section entitled "Principal Investment Strategies" is amended as follows:

The following paragraph is inserted at the end of the section:

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

                         ------------------------------

The section entitled "Principal Risks of Investing in the Series" is amended as follows:

The following paragraph is added immediately before the last paragraph of the section:

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

                         ------------------------------

Effective January 1, 2006, the Series' management fee will be reduced from 1.00% to 0.70% and the Advisor will waive fees and reimburse expense to the extent necessary so that the Series' total annual operating expenses do not exceed 0.95% through February 28, 2007, as further described below. Accordingly, to reflect these changes, the section entitled "Fees and Expenses of the Series" is deleted and replaced by the following:



                                                                                       Overseas Series
                                                                                       ----------------
SHAREHOLDER FEES (paid directly from your investment)
Redemption fee                                                                         None1
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from assets of the Series)
Management fee                                                                                    0.70%
Distribution and service (Rule 12b-1) fees                                             None
Other expenses                                                                                    5.88%
                                                                                       ----------------
Total annual fund operating expenses                                                              6.58%
Less fee waivers and expense reimbursements                                                   (5.63)%2
                                                                                       ----------------
NET EXPENSES                                                                                      0.95%
                                                                                       ================


1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2Effective January 1, 2006, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed
0.95% of the Series' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2007 and may be extended.



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
97*           $       1,445*  $       2,750*  $        5,838*


*Based on contractual limitation/reimbursement of expenses for year 1 only.



                         ------------------------------

The section entitled "More Information about Investment Strategies" is amended as follows:

The following paragraph is inserted at the end of the section:

ETFS ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.
                         ------------------------------

The section entitled "More Information about Risks" is amended as follows:

The following paragraph is inserted at the end of the section:

RISKS RELATED TO ETFS ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

                         ------------------------------

The section entitled "The Advisor" is deleted and replaced by the following:

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $10 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

                         ------------------------------

The first paragraph of the section entitled "Management Fees" is deleted and replaced by the following:

In return for the services it provides to the Series, the Advisor receives an annual management fee of 1.00% of the Series' average daily net assets, which is computed daily and payable monthly by the Series. Effective January 1, 2006, the Advisor will receive an annual management fee of 0.70%. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 1.05% of the average daily net assets of the Series through February 28, 2006. Effective January 1, 2006, the Advisor has contractually agreed to limit the Series' total operating expenses to a total of 0.95%. This contractual waiver will remain in effect at least until February 28, 2007 and may be extended. Due to fee waivers and expense reimbursements, the Advisor did not receive any of its management fee for the fiscal year ended October 31, 2004.

                         ------------------------------

The first paragraph of the section entitled "How to Buy Shares" is deleted and replaced by the following:

The initial minimum investment for the Series is $5,000,000. The Fund reserves the right to change or waive the Series' investment minimum in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

                         ------------------------------

The section entitled "Communicating with the Exeter Fund" is deleted and replaced by the following:

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 182454
          Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 805
          Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

                         ------------------------------

The section entitled "How to Obtain the Shareholder Reports, SAI, and Additional Information" on the back cover is amended as follows:

The first bullet point is deleted and replaced by the following bullet point:

     You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                EXETER FUND, INC.

                                  EQUITY SERIES


                   SUPPLEMENT DATED DECEMBER 20, 2005, TO THE
                         PROSPECTUS DATED MARCH 1, 2005


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
    ________________________________________________________________________

The section entitled "Principal Investment Strategies" is amended as follows:

The following paragraph is inserted at the end of the section:

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

                         ------------------------------

The section entitled "Principal Risks of Investing in the Series" is amended as follows:

The following paragraph is added immediately before the last paragraph of the section:

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

                         ------------------------------

The section entitled "More Information about Investment Strategies" is amended as follows:

The following paragraph is inserted at the end of the section:

ETFS ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.
                         ------------------------------

The following is inserted as a new section immediately after the "More Information about Investment Strategies" section:


More Information about Risks
----------------------------

RISKS RELATED TO ETFS ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

                         ------------------------------

The section entitled "The Advisor" is deleted and replaced by the following:

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $10 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

                         ------------------------------

The section entitled "Communicating with the Exeter Fund" is deleted and replaced by the following:

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 182454
          Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 805
          Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

                         ------------------------------

The section entitled "How to Obtain the Shareholder Reports, SAI, and Additional Information" on the back cover is amended as follows:

The first bullet point is deleted and replaced by the following bullet point:

     You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                EXETER FUND, INC.

                               TAX MANAGED SERIES


                   SUPPLEMENT DATED DECEMBER 20, 2005, TO THE
                         PROSPECTUS DATED MARCH 1, 2005


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
    ________________________________________________________________________

The section entitled "Principal Investment Strategies" is amended as follows:

The following paragraph is inserted at the end of the section:

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

                         ------------------------------

The section entitled "Principal Risks of Investing in the Series" is amended as follows:

The following paragraph is added immediately before the last paragraph of the section:

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

                         ------------------------------

The section entitled "More Information About Principal Investments" is amended as follows:

The following paragraph is inserted at the end of the section:

ETFS ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.
                         ------------------------------

The section entitled "More Information About Principal Risks" is amended as follows:

The following paragraph is inserted at the end of the section:

RISKS RELATED TO ETFS ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

                         ------------------------------

The section entitled "The Advisor" is deleted and replaced by the following:

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $10 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

                         ------------------------------

The section entitled "Communicating with the Exeter Fund" is deleted and replaced by the following:

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 182454
          Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 805
          Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

                         ------------------------------

The section entitled "How to Obtain the Shareholder Reports, SAI, and Additional Information" on the back cover is amended as follows:

The first bullet point is deleted and replaced by the following bullet point:

     You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE








                                EXETER FUND, INC.

                      PRO-BLEND(R) CONSERVATIVE TERM SERIES
                        PRO-BLEND(R) MODERATE TERM SERIES
                        PRO-BLEND(R) EXTENDED TERM SERIES
                        PRO-BLEND(R) MAXIMUM TERM SERIES


                   SUPPLEMENT DATED DECEMBER 20, 2005, TO THE
                         PROSPECTUS DATED MARCH 1, 2005


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
    ________________________________________________________________________

The section entitled "The Advisor" is deleted and replaced by the following:

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $10 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

                       ----------------------------------

The section entitled "Communicating with the Exeter Fund" is deleted and replaced by the following:

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 182454
          Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 805
          Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

                         ------------------------------

The section entitled "How to Obtain the Shareholder Reports, SAI, and Additional Information" on the back cover is amended as follows:

The first bullet point is deleted and replaced by the following bullet point:

     You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE